Quarterly Holdings Report
for
Fidelity Advisor® Global Capital Appreciation Fund
January 31, 2025
AGLO-NPRT1-0425
1.813039.120
Common Stocks - 94.0%
	Shares	Value ($)
BRAZIL - 1.0%
Materials - 1.0%
Metals & Mining - 1.0%
Vale SA	171,000	1,585,043
CANADA - 1.2%
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Canadian Natural Resources Ltd (United States)	57,800	1,754,230
CHINA - 4.3%
Communication Services - 1.5%
Interactive Media & Services - 1.5%
Tencent Holdings Ltd	43,100	2,267,716
Consumer Discretionary - 2.8%
Broadline Retail - 1.6%
PDD Holdings Inc Class A ADR (a)	21,500	2,406,065
Hotels, Restaurants & Leisure - 1.2%
Meituan B Shares (a)(b)(c)	97,700	1,859,481
TOTAL CONSUMER DISCRETIONARY		4,265,546

TOTAL CHINA		6,533,262
DENMARK - 0.7%
Health Care - 0.7%
Pharmaceuticals - 0.7%
Novo Nordisk A/S Series B	12,500	1,055,308
FRANCE - 0.9%
Consumer Discretionary - 0.9%
Textiles, Apparel & Luxury Goods - 0.9%
LVMH Moet Hennessy Louis Vuitton SE	1,850	1,353,098
GERMANY - 1.2%
Industrials - 1.2%
Aerospace & Defense - 1.2%
Rheinmetall AG	2,250	1,763,217
INDIA - 1.0%
Financials - 1.0%
Banks - 1.0%
HDFC Bank Ltd	80,400	1,574,704
JAPAN - 2.6%
Industrials - 2.6%
Industrial Conglomerates - 2.6%
Hitachi Ltd	160,000	4,022,471
NETHERLANDS - 1.3%
Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 1.3%
ASML Holding NV	2,600	1,923,383
SWEDEN - 1.0%
Industrials - 1.0%
Trading Companies & Distributors - 1.0%
Bergman & Beving AB B Shares	50,443	1,464,912
TAIWAN - 3.0%
Information Technology - 3.0%
Semiconductors & Semiconductor Equipment - 3.0%
Taiwan Semiconductor Manufacturing Co Ltd ADR	21,500	4,500,380
UNITED KINGDOM - 0.1%
Financials - 0.1%
Banks - 0.1%
Starling Bank Ltd Class D (a)(d)(e)	72,300	244,730
UNITED STATES - 75.7%
Communication Services - 9.8%
Interactive Media & Services - 9.8%
Alphabet Inc Class A	35,400	7,222,308
Meta Platforms Inc Class A	11,300	7,787,734
		15,010,042
Consumer Discretionary - 7.4%
Broadline Retail - 4.6%
Amazon.com Inc (a)	29,300	6,964,024
Textiles, Apparel & Luxury Goods - 2.8%
Deckers Outdoor Corp (a)	20,000	3,547,200
Lululemon Athletica Inc (a)	1,800	745,560
		4,292,760
TOTAL CONSUMER DISCRETIONARY		11,256,784

Consumer Staples - 1.0%
Consumer Staples Distribution & Retail - 1.0%
Costco Wholesale Corp	1,600	1,567,808
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Exxon Mobil Corp	18,800	2,008,404
Financials - 18.7%
Banks - 2.7%
JPMorgan Chase & Co	15,200	4,062,960
Capital Markets - 3.2%
Moody's Corp	5,000	2,497,200
S&P Global Inc	4,700	2,450,627
		4,947,827
Consumer Finance - 1.5%
American Express Co	7,200	2,285,640
Financial Services - 9.6%
Apollo Global Management Inc	18,500	3,163,130
Fiserv Inc (a)	14,450	3,121,778
Mastercard Inc Class A	7,300	4,054,639
Visa Inc Class A	12,400	4,238,320
		14,577,867
Insurance - 1.7%
Arthur J Gallagher & Co	8,700	2,625,834
TOTAL FINANCIALS		28,500,128

Health Care - 5.6%
Health Care Equipment & Supplies - 2.4%
Boston Scientific Corp (a)	36,100	3,695,196
Life Sciences Tools & Services - 3.2%
Danaher Corp	9,200	2,049,208
Thermo Fisher Scientific Inc	4,600	2,749,650
		4,798,858
TOTAL HEALTH CARE		8,494,054

Industrials - 12.1%
Building Products - 1.1%
Trane Technologies PLC	4,500	1,632,375
Commercial Services & Supplies - 1.6%
Cintas Corp	12,400	2,487,068
Machinery - 3.9%
Allison Transmission Holdings Inc	27,000	3,173,580
Westinghouse Air Brake Technologies Corp	13,200	2,744,544
		5,918,124
Professional Services - 1.0%
Paycom Software Inc	7,600	1,577,456
Trading Companies & Distributors - 4.5%
Ferguson Enterprises Inc	7,800	1,412,736
United Rentals Inc	2,200	1,667,732
Watsco Inc (f)	4,200	2,010,078
WW Grainger Inc	1,700	1,806,539
		6,897,085
TOTAL INDUSTRIALS		18,512,108

Information Technology - 18.6%
Electronic Equipment, Instruments & Components - 1.8%
Amphenol Corp Class A	39,000	2,760,420
Semiconductors & Semiconductor Equipment - 6.5%
Marvell Technology Inc	26,900	3,035,934
NVIDIA Corp	57,350	6,886,015
		9,921,949
Software - 7.2%
Microsoft Corp	17,250	7,159,785
Salesforce Inc	6,500	2,221,050
Synopsys Inc (a)	3,000	1,576,440
		10,957,275
Technology Hardware, Storage & Peripherals - 3.1%
Apple Inc	14,700	3,469,200
Pure Storage Inc Class A (a)	19,500	1,321,905
		4,791,105
TOTAL INFORMATION TECHNOLOGY		28,430,749

Materials - 1.2%
Chemicals - 1.2%
Sherwin-Williams Co/The	4,900	1,754,984
TOTAL UNITED STATES		115,535,061
TOTAL COMMON STOCKS (Cost $88,947,188)		143,309,799

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
UNITED STATES - 0.4%
Information Technology - 0.4%
Technology Hardware, Storage & Peripherals - 0.4%
Wasabi Holdings Inc Series C (a)(d)(e) (Cost $549,999)	50,623	702,647

Money Market Funds - 6.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.37	8,899,537	8,901,317
Fidelity Securities Lending Cash Central Fund (g)(h)	4.37	246,975	247,000
TOTAL MONEY MARKET FUNDS (Cost $9,148,317)			9,148,317

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $98,645,504)	153,160,763
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(637,570)
NET ASSETS - 100.0%	152,523,193

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,859,481 or 1.2% of net assets.

(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,859,481 or 1.2% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $947,377 or 0.6% of net assets.

(e)	Level 3 security
(f)	Security or a portion of the security is on loan at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Starling Bank Ltd Class D	6/18/21 - 4/05/22	138,336

Wasabi Holdings Inc Series C	3/31/21 - 4/30/21	549,999

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,261,769	18,473,192	11,833,644	101,560	-	-	8,901,317	8,899,537	0.0%
Fidelity Securities Lending Cash Central Fund	-	9,362,432	9,115,432	74	-	-	247,000	246,975	0.0%
Total	2,261,769	27,835,624	20,949,076	101,634	-	-	9,148,317	9,146,512

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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